Decommissioning Provision (Details) - Schedule of Changes in Decommissioning Provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Decommissioning Provision [Abstract]
Provisions, beginning of year	$ 13,444	$ 8,279
Decommissioning costs and change in estimates	(2,156)	4,962
Accretion on decommissioning provision	427	203
Provisions, end of year	$ 11,715	$ 13,444